Average Annual Total Returns		12 Months Ended	24 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	21.55%
S&P Target Risk Balanced Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P Target Risk Balanced Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		16.59%	14.01%
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P Target Risk Moderate Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		13.37%	10.95%
The Brinsmere Fund - Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.44%	12.40%
Performance Inception Date	Jan. 12, 2024
The Brinsmere Fund - Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.36%	11.41%
The Brinsmere Fund - Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.70%	9.23%
The Brinsmere Fund - Conservative ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.30%	9.65%
Performance Inception Date	Jan. 12, 2024
The Brinsmere Fund - Conservative ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.93%	8.36%
The Brinsmere Fund - Conservative ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.79%	6.91%